Annual Total Returns - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2030 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 06, 2017
Fidelity Advisor Freedom 2030 Fund - Class Z6
Bar Chart Table:
Annual Return 2018	(6.29%)
Annual Return 2019	23.03%
Annual Return 2020	15.33%
Annual Return 2021	11.34%
Annual Return 2022	(16.79%)